Commitments and Contingencies, textual (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Commitments And Contingencies Disclosure
Insurance Maximum Amount	$ 1,000,000
Contract for Hull No J0131
Contract Cancellation [Line Items]
Unrecorded contingent gain	2,822
Accrued Interest Earned Related To Asset Puchase Cancellations	3,747
Capitalized expense	887
Legal expense	$ 38